Accounts Receivable, Net	12 Months Ended
Jun. 30, 2023
Accounts Receivable, Net [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following at June 30:

	2024	2023
Accounts receivable	$353,444	$892,530
Less: allowance for credit losses	(95,806)	(125,516)
Accounts receivable, net	$257,638	$767,014

The movement of allowance for credit losses are as follows:

	2024	2023
Beginning balance	$125,516	$119,639
(Reversal) addition	(29,992)	5,563
Exchange difference	282	314
Balance at end of the year ended June 30	$95,806	$125,516